Related parties transactions	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Related parties transactions	Related parties transactions
Executive officers
The following table summarizes compensation information for key management personnel (7 members for all years presented):

($ millions)	2020	2019	2018
Cash and other compensation	12.8	12.5	10.3
Post-employment benefits	1.1	0.9	0.8
Equity-based compensation	9.2	10.7	11.3
Total	23.1	24.1	22.4
Transactions with members of the Board of Directors
Dr. Arthur Cummings, an Alcon Board Director, in his capacity as an ophthalmologist, provides certain consulting services, including assistance with various clinical trials to Alcon. In 2020 and 2019, Alcon paid to Dr. Cummings (or his related entities) approximately $54,809 and $84,844, respectively.
Transactions with Novartis (up to April 9, 2019)
Prior to the Spin-off, the Alcon business was a segment of Novartis such that transactions with Novartis were considered related party transactions. In connection with the Spin-off, Alcon entered into a separation and distribution agreement as well as various other agreements governing relationships with Novartis going forward, including manufacturing and supply, transitional services, tax matters, employee matters, and patent and know-how license and brand license agreements. Information included in this Note with respect to Novartis is strictly limited to related party transactions with Novartis prior to the Spin-off on April 9, 2019.
Transactions from trading activities related to products and services invoiced between other Novartis Group companies and Alcon's business, have been retained in the historical Consolidated Financial Statements. The ultimate controlling parent of both, the other Novartis Group companies and Alcon's business, was Novartis AG until the Spin-off.
The following table summarizes amounts for the years ended December 31, 2019 and 2018:

($ millions)	2019 (1)	2018
Sales to former parent	—	4
Contract manufacturing revenues from former parent	47	—
Purchases from former parent	19	4
(1)    Activity presented strictly relates to the period during which Novartis was a related party (up to April 9, 2019).
Sales to and purchases from Former Parent
Beginning in 2019, product sales to Novartis are recorded in Other revenues in line with Alcon's contract manufacturing arrangement executed with Novartis. Other revenues in 2019 prior to the Spin-off were $47 million. Purchases of products from Novartis under the contract manufacturing arrangement totaled $19 million in 2019 prior to the Spin-off.
Other financial receivables and payables related to Former Parent
Prior to the Spin-off, the majority of Alcon's subsidiaries were party to Novartis cash pooling arrangements with several financial institutions to maximize the availability of cash for general operating and investing purposes. Under these cash pooling arrangements, cash balances were swept by Novartis regularly from Alcon's bank accounts, and the net position with the Novartis cash pooling accounts at the end of each reporting period was reflected in the Consolidated Balance Sheet in Other financial receivables from former parent or Other financial liabilities to former parent. These cash pooling arrangements were eliminated during the three months ended March 31, 2019 in anticipation of the Spin-off and replaced with third party financing arrangements as needed.
Novartis Business Services ("NBS") charges, corporate overhead and other allocations from Former Parent
Prior to January 1, 2019, Novartis Group provided Alcon certain services from NBS, the shared service organization of Novartis Group, across the following service domains: human resources operations, real estate and facility services, including site security and executive protection, procurement, information technology, commercial and medical support services and financial reporting and accounting operations. The Consolidated Financial Statements include the appropriate costs related to the services rendered, without profit margin, in accordance with the historical arrangements that existed between the Alcon business and NBS.
Further, certain general and administrative costs of Novartis Group were not charged or allocated to the Alcon business in the past. For the purpose of the 2018 financial statements, such costs were allocated based on reasonable assumptions and estimates, based on the direct and indirect costs incurred to provide the respective service. When specific identification was not practicable, a proportional cost method was used, primarily based on sales or headcount.
These NBS charges, corporate overhead and other allocations amounted to $553 million in 2018.
During 2018, Alcon formed its own business and corporate support functions, including its own service organization, such that certain activities and associates were transferred from Novartis to Alcon, operationally effective January 1, 2019. Services provided by Novartis Group to Alcon in 2019 prior to the Spin-off totaled $40 million and primarily related to human resources operations, real estate and facility services, and information technology.
Management believes that the net charges and methods used for allocations to Alcon were performed on a reasonable basis and reflect the services received by Alcon and the cost incurred on behalf of Alcon. Although the Consolidated Financial Statements reflect management's best estimate of all historical costs related to Alcon, this may however not necessarily reflect what the results of operations, financial position, or cash flows would have been had Alcon been a separate entity, nor the future results of Alcon as it exists following completion of the separation on April 9, 2019.